Schedule of Share Based Payment Arrangement Option Activity (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Equity [Abstract]
Outstanding, number of options, beginning balance	8,066,000	8,629,000
Outstanding, weighted average exercise price, beginning balance	$ 0.39	$ 0.43
Granted, number of options	2,318,750	1,885,000
Granted, weighted average exercise price	$ 0.15	$ 0.22
Expired, number of options		(1,988,000)
Expired, weighted average exercise price		$ (0.46)
Cancelled, number of options		(460,000)
Cancelled, weighted average exercise price		$ (0.44)
Outstanding, number of options, ending balance	10,384,750	8,066,000
Outstanding, weighted average exercise price, ending balance	$ 0.33	$ 0.39